Subsidiaries - Schedule of Subsidiary Undertakings (Details) (20-F) - AUD ($)		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Net carrying value		$ 11,018	$ 11,018
GeneType Pty. Ltd. [Member]
Statement Line Items [Line Items]
Incorporation details		September 5, 1990 Victoria, Australia	September 5, 1990 Victoria, Australia
Interest		100.00%	100.00%
Net carrying value
Genetic Technologies Corporation Pty. Ltd. [Member]
Statement Line Items [Line Items]
Incorporation details		October 11, 1996 N.S.W., Australia	October 11, 1996 N.S.W., Australia
Interest		100.00%	100.00%
Net carrying value		$ 2	$ 2
Gene Ventures Pty. Ltd. [Member]
Statement Line Items [Line Items]
Incorporation details	[1]	March 7, 2001 N.S.W., Australia	March 7, 2001 N.S.W., Australia
Interest	[1]	100.00%	100.00%
Net carrying value	[1]	$ 10	$ 10
GeneType AG [Member]
Statement Line Items [Line Items]
Incorporation details	[2]	February 13, 1989 Zug, Switzerland	February 13, 1989 Zug, Switzerland
Interest	[2]	0.00%	0.00%
Net carrying value	[2]
GeneType Corporation [Member]
Statement Line Items [Line Items]
Incorporation details		December 18, 1989 California, U.S.A.	December 18, 1989 California, U.S.A.
Interest		100.00%	100.00%
Net carrying value
Phenogen Sciences Inc. [Member]
Statement Line Items [Line Items]
Incorporation details		June 28, 2010 Delaware, U.S.A	June 28, 2010 Delaware, U.S.A
Interest		100.00%	100.00%
Net carrying value		$ 11,006	$ 11,006
Genetic Technologies HK Ltd [Member]
Statement Line Items [Line Items]
Incorporation details		March 18, 2019 Hong Kong, China	March 18, 2019 Hong Kong, China
Interest		100.00%	0.00%
Net carrying value

[1]	On 26 April 2018, the name of RareCellect Pty Ltd (ACN 096 135 9847) was changed to Gene Ventures Pty Ltd (ACN 096 135 947)
[2]	Liquidation of GeneType AG was completed on 13 December 2017